Income Taxes	12 Months Ended
Dec. 31, 2016
Income Taxes
(11)	Income Taxes

(a)	Income Tax Expense (Benefit)

Total income tax expense (benefit) for the years ended December 31 is as follows:

	2016	2015	2014
Income tax expense (benefit) attributable to operations:
Current tax expense	$21	9,567	4,774
Deferred tax expense (benefit)	2,922	(14,008)	(7,907)

Total income tax expense (benefit) attributableto operations	2,943	(4,441)	(3,133)
Income tax effect on equity:
Attributable to unrealized gains (losses) for the year	1,184	(6,277)	3,397

Total income tax effect on equity	$4,127	(10,718)	264

(b)	Components of Income Tax Expense (Benefit)

Income tax expense (benefit) computed at the statutory rate of 35% varies from income tax (benefit) expense reported in the Statements of Operations for the respective years ended December 31 as follows:

	2016	2015	2014
Income tax expense (benefit) computed at the statutory rate	$5,734	(1,996)	(1,504)
Dividends-received deductions and tax-exempt interest	(2,803)	(2,455)	(1,447)
Other	12	10	(182)

Income tax expense (benefit) as reported	$2,943	(4,441)	(3,133)

(c)	Components of Deferred Tax Assets and Liabilities on the Balance Sheet

Tax effects of temporary differences giving rise to the significant components of the net deferred tax asset (liability). Net deferred tax asset on the Balance Sheets at December 31 are as follows:

	2016	2015
Deferred tax assets:
Policy reserves	$151,608	113,361
Expense accruals	711	241

Total deferred tax assets	152,319	113,602

Deferred tax liabilities:
Deferred acquisition costs	(41,247)	(42,684)
Due and deferred premium	(13)	(14)
Net unrealized gains on investments	(5,801)	(4,763)
Investment income	(75,704)	(32,481)

Total deferred tax liabilities	(122,765)	(79,942)

Net deferred tax asset	$29,554	33,660

Although realization is not assured, the Company believes it is not necessary to establish a valuation allowance for ordinary deferred tax assets, as it is more likely than not the deferred tax assets will be realized principally through future reversals of existing ordinary taxable temporary differences and future ordinary taxable income. For deferred tax assets that are capital in nature, considering all objective evidence and the available tax planning strategy, it is more likely than not the deferred tax assets that are capital in nature will be realized and no valuation allowance is required. The amount of the ordinary and capital deferred tax assets considered realizable could be reduced in the near term if estimates of future reversals of existing taxable temporary differences and future ordinary and capital taxable income are reduced.

Income taxes paid by the Company were $9,714, $4,405, and $2,271, in 2016, 2015, and 2014, respectively. The Company had a tax payable to AZOA of $180 and $9,874 at December 31, 2016 and 2015, respectively reported in Other liabilities on the Balance Sheets.

The Company is included in the consolidated group for which AZOA files a federal income tax return on behalf of all group members. As a member of the AZOA consolidated group, the Company is no longer subject to U.S. federal and non-U.S. income tax examinations for years prior to 2013, though examinations of combined returns filed by AZOA which include the Company by certain U.S. state and local tax authorities may still be conducted for 2008 and subsequent years. The last Internal Revenue Service examination of AZOA involved amended returns filed by AZOA for the 2008 and 2009 tax years. These amended returns were accepted by the Internal Revenue Service as filed. The Internal Revenue Service has initiated an examination of AZOA’s 2011 tax return. While 2011 is closed to assessment, AZOA did file an amended tax return on which it claimed income tax refunds. Under federal tax law, the amount claimed is subject to offsetting assessments even though the statute of limitations for the year is closed.

In accordance with the Income Taxes Topic of the Codification, the Company recognizes liabilities for certain unrecognized tax benefits. The Company had no unrecognized tax benefits as of December 31, 2016 and 2015. The Company does not expect any significant changes related to unrecognized tax benefits during the next 12 months.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits in federal income tax expense. During the years ended December 31, 2016, 2015, and 2014, the Company did not recognize any expense related to interest and penalties. The Company accrued $0 for the payment of interest and penalties at December 31, 2016 and 2015.